Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others [Line Items]
Total current assets under loans to others	$ 250
Current assets under loans [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others [Line Items]
Total current assets under loans to others	$ 250